Fair value of financial liabilities	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Fair value of financial liabilities

11	Fair value of financial liabilities

The directors consider that the carrying amounts of financial liabilities carried at amortized cost in the consolidated financial statements approximate their fair values.